BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 10,943,437	$ 6,678,344
Prepaid expenses and other current assets	203,516	296,948
Total current assets	11,146,953	6,975,292
Property and equipment, net	24,837	38,673
Deferred financing fees	1,709,530	0
Security deposit	10,455	10,455
Total assets	12,891,775	7,024,420
Current liabilities
Accounts payable	1,553,154	683,161
Accrued expenses and other current liabilities	1,652,159	1,188,041
Due to related party	28,268	84,756
Deferred rent	12,711	7,351
Total current liabilities	3,246,292	1,963,309
Convertible debentures, net	491,039	0
Derivative liabilities	21,420,276	3,705,472
Total liabilities	25,157,607	5,668,781
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock, $0.0001 par value, 35,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.0001 par value, 500,000,000 shares authorized, 36,364,942 and 36,304,942 shares issued and outstanding	3,611	3,605
Additional paid-in capital	37,631,339	36,865,034
Deficit accumulated during the development stage	(49,900,782)	(35,513,000)
Total stockholders' (deficit) equity	(12,265,832)	1,355,639
Total liabilities and stockholders' (deficit) equity	$ 12,891,775	$ 7,024,420